Segment Reporting - Reconciliation from Operating Profit to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Operating profit	$ 2,199	$ 2,277	$ 2,285
Restructuring	(184)	(71)	(231)
Interest expenses of Industrial Activities, net of interest income and eliminations	(613)	(548)	(515)
Other	(313)	(284)	(192)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 1,089	$ 1,374	$ 1,347